Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Required Pay Versus Performance Disclosure

The following information is being provided in compliance with Section 14(i) of the Securities Exchange Act of 1934, added by the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and the newly added Item 402(v) of Regulation
S-K
(“Item 402(v)”) with respect to fiscal years 2020, 2021 and 2022.
The table below shows pay both as reported in the Summary Compensation Table (“SCT Total”) for the applicable fiscal year (as also shown in the Summary Compensation Table on page 43 of this Proxy Statement) and as “Compensation Actually Paid” for each of our principal executive officer(s) (“PEO”, for Key, refers to our then-current Chief Executive Officer) and as an average of all of our non-PEO
named executive officers (“Other NEOs”) for the applicable fiscal year. Both SCT Total pay and Compensation Actually Paid are calculated in accordance with Regulation
S-K,
and differ substantially from the way that Key makes pay decisions. For example, SCT Total pay includes the accounting value of long-term incentive awards granted within the applicable fiscal year (which we generally consider to be part of the prior fiscal year’s total pay opportunity), but short-term incentive compensation with respect to that fiscal year, but paid in the immediately succeeding fiscal year. Similarly, Compensation Actually Paid calculates the change in value of outstanding long-term incentive awards during the applicable fiscal year, even if no compensation was realized from such awards.
The table also shows, each as required by Item 402(v), (i) Key’s cumulative TSR (ii) the TSR of a market capitalization weighted peer group, (iii) Key’s net income for the applicable fiscal year, and (iv) Key’s performance with respect to a “company-selected measure” which in our assessment represents the most important financial performance metric used to link Compensation Actually Paid to our named executive officers for the most recently completed fiscal year to Key’s performance. We selected ROTCE as our required company-selected measure. ROTCE is a return on equity measure that is commonly used to compare the performance of banks.

Year	SCT Total for PEO (Gorman) 1,8	SCT Total for PEO (Mooney) 1,8	Compensation Actually Paid to PEO (Gorman) 3	Compensation Actually Paid to PEO (Mooney) 3	Avg SCT Total for Other NEOs 2	Avg Comp Actually Paid to Other NEOs 3	Value of Initial Fixed $100 Investment Based On		Net Income (Loss) 6	ROTCE (Company- Selected Measure) 7
							Key’s Total TSR 4	Peer Group TSR 5

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2022	$10,463,627	—	$6,082,087	—	$4,218,255	$2,400,360	$97.73	$98.15	$1,917,000,000	18.40%
2021	$8,653,484	—	$15,582,042	—	$4,737,878	$8,727,060	$124.75	$118.60	$2,625,000,000	19.47%
2020	$5,890,655	$11,512,891	$4,405,510	$8,494,214	$4,347,408	$3,444,490	$85.50	$88.88	$1,343,000,000	9.62%

(1)	“SCT Total” in columns (b) and (c) is the “Total ($)” reported in the summary compensation table for the applicable PEO(s) for the applicable fiscal year.

(2)
“SCT Total’ in column (f) is the average of the “Total ($)” reported in the summary compensation table for the Other NEOs listed in an applicable fiscal year. For all years reported in the table, our Other NEOs have been Mr. Kimble, Mr. Paine, Ms. Brady and Ms. Mago.

(3)
“Compensation Actually Paid” in columns (d), (e), and (g) was calculated in accordance with the requirements of Item 402(v). Key’s pension plan is frozen, and no service costs accrue on the plan. As a result, no pension values are reflected in this number, as the originally reported “Change in Pension Value” for each applicable fiscal year was subtracted from the amounts shown in columns (b), (c), and (f), as applicable, per Item 402(v). As required by Item 402(v), the amounts shown in columns (b), (c), and (f), as applicable, were also decreased by the reported “Stock Awards” and “Option Awards” for each applicable fiscal year. Outstanding and unvested equity awards were then re-valued
as of the following dates:

(a)
Outstanding stock option grants were
re-valued
using a lattice model and in accordance with generally accepted accounting standards, as applicable, as of December 31, 2019, December 31, 2020, December 31, 2021 and December 31, 2022 and as of any applicable vesting date.

(b)
Outstanding cash performance awards were valued, as applicable, as of December 31, 2019, December 31, 2020, December 31, 2021 and December 31, 2022 (based on our estimate of the outcome of the applicable performance conditions as of the last day of the applicable fiscal year) and as of any applicable vesting date.

(c)	Outstanding restricted stock unit awards were valued, as applicable, as of December 31, 2019, December 31, 2020, December 31, 2021 and December 31, 2022 and as of any applicable vesting date.

The recalculated equity award values were added to the amounts shown in columns (b), (c), and (f), as applicable, resulting in the “Compensation Actually Paid” values shown in columns (d), (e), and (g), respectively and as applicable.

The charts below show the deductions from and additions to SCT Total Compensation and Average SCT Total Compensation that were made in order to calculate Compensation Actually Paid as reported in columns (d), (e), and (g) for each year included in the Pay Versus Performance Table:

Deductions and Additions to SCT Total for PEO (Gorman, column d)

	Pension Value Adjustments			Stock Award and Option Award Adjustments

Year	Deduct Change in Pension Value Reported in Summary Compensation Table	Add Service Cost	Add Prior Service Cost	Deduct Value of Stock Awards and Option Awards Reported in Summary Compensation Table	Add Year End Fair Value of Unvested Equity Awards Granted During the Fiscal Year	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Add Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
2022	($14,895)	$0	$0	($7,199,958)	$4,767,435	($2,857,610)	$0	$553,287	$0	$370,202
2021	($15,862)	$0	$0	($4,299,986)	$7,153,407	$2,917,573	$0	$597,635	$0	$575,791
2020	($25,425)	$0	$0	($3,199,987)	$2,833,848	($1,307,371)	$0	($92,664)	$0	$306,454

Deductions and Additions to SCT Total for PEO (Mooney, column e)

	Pension Value Adjustments			Stock Award and Option Award Adjustments

Year	Deduct Change in Pension Value Reported in Summary Compensation Table	Add Service Cost	Add Prior Service Cost	Deduct Value of Stock Awards and Option Awards Reported in Summary Compensation Table	Add Year End Fair Value of Unvested Equity Awards Granted During the Fiscal Year	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Add Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	($2,746)	$0	$0	($9,599,972)	$8,759,084	($2,816,527)	$0	($179,885)	$0	$821,370

Average Deductions and Additions to SCT Total for Other NEOs (column g)

	Pension Value Adjustments (all amounts for Other NEOs reported as averages)			Stock Award and Option Award Adjustments (all amounts for Other NEOs reported as averages)

Year	Deduct Change in Pension Value Reported in Summary Compensation Table	Add Service Cost	Add Prior Service Cost	Deduct Value of Stock Awards and Option Awards Reported in Summary Compensation Table	Add Year End Fair Value of Unvested Equity Awards Granted During the Fiscal Year	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Add Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
2022	($3,114)	$0	$0	($2,074,966)	$1,373,934	($1,574,838)	$0	$305,653	$0	$155,437
2021	($5,105)	$0	$0	($2,049,973)	$3,426,293	$1,931,130	$0	$334,283	$0	$352,555
2020	($8,182)	$0	$0	($2,249,970)	$1,980,122	($771,384)	$0	($53,625)	$0	$200,121

(4)
Key’s TSR for each year listed is based on the percentage change in total shareholder return over the relevant period based on an initial $100 investment on December 31, 2019. The time periods shown in the table are December 31, 2019 – December 31, 2020, December 31, 2019 – December 31, 2021, and December 31, 2019 – December 31, 2022.

(5)
The issuers included in Key’s peer group for purposes of TSR disclosure in this column for each fiscal year are as follows: Citizens Financial Group, Inc., Comerica Incorporate, Fifth Third Bancorp, Huntington Bancshares Incorporated, M&T Bank Corporation, The PNC Financial Services Group, Inc., Regions Financial Corporation, Truist Financial Corporation, U.S. Bancorp, and Zions Bancorporation. Peer Group TSR for each year listed is based on the percentage change in total shareholder return over the relevant period based on an initial $100 investment on December 31, 2019. The time periods shown in the table are December 31, 2019 – December 31, 2020, December 31, 2019 – December 31, 2021, and December 31, 2019 – December 31, 2022.

(6)	Net Income was calculated in accordance with GAAP and is shown as reported in the Form 10-K Key filed for the applicable fiscal year.

(7)
ROTCE is a
non-GAAP
measure, which we define as income from continuing operations attributable to Key common shareholders (GAAP) divided by average KeyCorp shareholders’ equity, less average intangible assets, adjusted for average purchased credit card relationships, less average preferred stock. Key uses absolute adjusted ROTCE in its short-term incentive plan and relative adjusted ROTCE in its long-term incentive awards, as further described under Elements of Our Pay Program on page 27 of this Proxy Statement and Definitions of Certain Financial Terms on page 40 of this Proxy Statement.

(8)	Mr. Gorman succeeded Ms. Mooney as Key’s Chief Executive Officer as of May 1, 2020.

Company Selected Measure Name	ROTCE
Named Executive Officers, Footnote [Text Block]	“SCT Total’ in column (f) is the average of the “Total ($)” reported in the summary compensation table for the Other NEOs listed in an applicable fiscal year. For all years reported in the table, our Other NEOs have been Mr. Kimble, Mr. Paine, Ms. Brady and Ms. Mago.
Peer Group Issuers, Footnote [Text Block]	The issuers included in Key’s peer group for purposes of TSR disclosure in this column for each fiscal year are as follows: Citizens Financial Group, Inc., Comerica Incorporate, Fifth Third Bancorp, Huntington Bancshares Incorporated, M&T Bank Corporation, The PNC Financial Services Group, Inc., Regions Financial Corporation, Truist Financial Corporation, U.S. Bancorp, and Zions Bancorporation. Peer Group TSR for each year listed is based on the percentage change in total shareholder return over the relevant period based on an initial $100 investment on December 31, 2019. The time periods shown in the table are December 31, 2019 – December 31, 2020, December 31, 2019 – December 31, 2021, and December 31, 2019 – December 31, 2022.
Adjustment To PEO Compensation, Footnote [Text Block]

Deductions and Additions to SCT Total for PEO (Gorman, column d)

	Pension Value Adjustments			Stock Award and Option Award Adjustments

Year	Deduct Change in Pension Value Reported in Summary Compensation Table	Add Service Cost	Add Prior Service Cost	Deduct Value of Stock Awards and Option Awards Reported in Summary Compensation Table	Add Year End Fair Value of Unvested Equity Awards Granted During the Fiscal Year	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Add Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
2022	($14,895)	$0	$0	($7,199,958)	$4,767,435	($2,857,610)	$0	$553,287	$0	$370,202
2021	($15,862)	$0	$0	($4,299,986)	$7,153,407	$2,917,573	$0	$597,635	$0	$575,791
2020	($25,425)	$0	$0	($3,199,987)	$2,833,848	($1,307,371)	$0	($92,664)	$0	$306,454

Deductions and Additions to SCT Total for PEO (Mooney, column e)

	Pension Value Adjustments			Stock Award and Option Award Adjustments

Year	Deduct Change in Pension Value Reported in Summary Compensation Table	Add Service Cost	Add Prior Service Cost	Deduct Value of Stock Awards and Option Awards Reported in Summary Compensation Table	Add Year End Fair Value of Unvested Equity Awards Granted During the Fiscal Year	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Add Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	($2,746)	$0	$0	($9,599,972)	$8,759,084	($2,816,527)	$0	($179,885)	$0	$821,370

Non-PEO NEO Average Total Compensation Amount	$ 4,218,255	$ 4,737,878	$ 4,347,408
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,400,360	8,727,060	3,444,490
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Deductions and Additions to SCT Total for Other NEOs (column g)

	Pension Value Adjustments (all amounts for Other NEOs reported as averages)			Stock Award and Option Award Adjustments (all amounts for Other NEOs reported as averages)

Year	Deduct Change in Pension Value Reported in Summary Compensation Table	Add Service Cost	Add Prior Service Cost	Deduct Value of Stock Awards and Option Awards Reported in Summary Compensation Table	Add Year End Fair Value of Unvested Equity Awards Granted During the Fiscal Year	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Add Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
2022	($3,114)	$0	$0	($2,074,966)	$1,373,934	($1,574,838)	$0	$305,653	$0	$155,437
2021	($5,105)	$0	$0	($2,049,973)	$3,426,293	$1,931,130	$0	$334,283	$0	$352,555
2020	($8,182)	$0	$0	($2,249,970)	$1,980,122	($771,384)	$0	($53,625)	$0	$200,121

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart shows the relationship betwee
n
(i) Compensation Actually P
a
id to our PEO(s) and Average Compensation Actually Paid to our Other NEOs, and (ii) Key’s TSR, as well as (iii) the relationship between Key’s TSR and the TSR of our peer group. As the chart demonstrates, as our TSR increases, the value of Compensation Actually Paid (as we are required to calculate it for purposes of this disclosure) also increases, due to the large percentage of executive officer compensation that is paid in the form of long-term incentives whose value is tied to Key’s share price.

Compensation Actually Paid vs. Net Income [Text Block]
The chart below shows the relationship between Net Income and Compensation Actually Paid. We do not find Net Income to an appropriate measure for assessing the relationship between Compensation Actually Paid and Ke
y’s f
ina
nc
ial performance. For example, as a bank, we are required to make assumptions around future expected credit losses at the time we originate a loan or a debt instrument. These expected losses have the effect of reducing our Net Income, even though no actual loss has occurred. As conditions change, we may revise these assumptions and change our future expectations. To the extent that these assumptions lower the expectations of future credit losses, we are able to recognize this as a benefit to Net Income. For this reason, we do not include Net Income as a measure in any of our incentive plans.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart compares (i) Compensation Actually Paid to our PEO(s) and Average Compensation Actually Paid to our Other NEOs, and (ii) our Company-Selected Measure, ROTCE. We use absolute adjusted ROTCE as a performance metric in our annual (short-term) incentive plan and relative adjusted ROTCE as a performance metric in our long-term incent
i
ve program due to the strong correlation between ROTCE and t
h
e delivery of positive share price performance to our shareholders over time. We expect that ROTCE and Compensation Actually Paid will continue to show directional alignment, although due to the impact of environmental factors (such as interest rates) on ROTCE, we do not expect that ROTCE and Compensation Actually Paid will or should always completely align.

Tabular List [Table Text Block]
Item 402(v) also requires that we provide the following tabular list of at least three and not more than seven fin
a
ncial performance measures that we have determined are our most important financial performance measures used to link compensation actu al
ly paid for the most recently completed fiscal year to Key’s performance:

Most Important Performance Measures
EPS
Operating Leverage
ROTCE

Total Shareholder Return Amount	$ 97.73	124.75	85.5
Peer Group Total Shareholder Return Amount	98.15	118.6	88.88
Net Income (Loss)	$ 1,917,000,000	$ 2,625,000,000	$ 1,343,000,000
Company Selected Measure Amount	0.184	0.1947	0.0962
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Leverage
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ROTCE
Non-GAAP Measure Description [Text Block]
ROTCE is a
non-GAAP
measure, which we define as income from continuing operations attributable to Key common shareholders (GAAP) divided by average KeyCorp shareholders’ equity, less average intangible assets, adjusted for average purchased credit card relationships, less average preferred stock. Key uses absolute adjusted ROTCE in its short-term incentive plan and relative adjusted ROTCE in its long-term incentive awards, as further described under Elements of Our Pay Program on page 27 of this Proxy Statement and Definitions of Certain Financial Terms on page 40 of this Proxy Statement.

Gorman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 10,463,627	$ 8,653,484	$ 5,890,655
PEO Actually Paid Compensation Amount	$ 6,082,087	15,582,042	4,405,510
PEO Name	Mr. Gorman
Mooney [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			11,512,891
PEO Actually Paid Compensation Amount			8,494,214
PEO Name	Ms. Mooney
PEO [Member] | Gorman [Member] | Change in Pension Value Reported in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,895)	(15,862)	(25,425)
PEO [Member] | Gorman [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Gorman [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Gorman [Member] | Value of Stock Awards and Option Awards Reported in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,199,958)	(4,299,986)	(3,199,987)
PEO [Member] | Gorman [Member] | Year End Fair Value of Unvested Equity Awards Granted During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,767,435	7,153,407	2,833,848
PEO [Member] | Gorman [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,857,610)	2,917,573	(1,307,371)
PEO [Member] | Gorman [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Gorman [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	553,287	597,635	(92,664)
PEO [Member] | Gorman [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Gorman [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	370,202	575,791	306,454
PEO [Member] | Mooney [Member] | Change in Pension Value Reported in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,746)
PEO [Member] | Mooney [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mooney [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mooney [Member] | Value of Stock Awards and Option Awards Reported in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(9,599,972)
PEO [Member] | Mooney [Member] | Year End Fair Value of Unvested Equity Awards Granted During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,759,084
PEO [Member] | Mooney [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,816,527)
PEO [Member] | Mooney [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mooney [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(179,885)
PEO [Member] | Mooney [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Mooney [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(821,370)
Non-PEO NEO [Member] | Change in Pension Value Reported in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,114)	(5,105)	(8,182)
Non-PEO NEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Stock Awards and Option Awards Reported in Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,074,966)	(2,049,973)	(2,249,970)
Non-PEO NEO [Member] | Year End Fair Value of Unvested Equity Awards Granted During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,373,934	3,426,293	1,980,122
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,574,838)	1,931,130	(771,384)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	305,653	334,283	(53,625)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 155,437	$ 352,555	$ 200,121